Financial Risk Management (Details 1) - Financial Assets And Liabilities [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financial liabilities	$ 383,270	$ 358,445
Bank borrowings [Member]
Financial liabilities	160,813	133,699
Derivative financial instruments [Member]
Financial liabilities	3,122	1,211
Trade and other payables [Member]
Financial liabilities	200,654	205,279
Amount due to related parties [Member]
Financial liabilities	18,681	18,256
Within 12 months [Member]
Financial liabilities	123,000	80,674
Within 12 months [Member] | Bank borrowings [Member]
Financial liabilities	160,813	133,699
Within 12 months [Member] | Derivative financial instruments [Member]
Financial liabilities	(42,651)	(57,174)
Within 12 months [Member] | Trade and other payables [Member]
Financial liabilities	0	0
Within 12 months [Member] | Amount due to related parties [Member]
Financial liabilities	4,838	4,149
1 to 2 years [Member]
Financial liabilities	20,332	10,995
1 to 2 years [Member] | Bank borrowings [Member]
Financial liabilities		0
1 to 2 years [Member] | Derivative financial instruments [Member]
Financial liabilities	10,155	10,995
1 to 2 years [Member] | Trade and other payables [Member]
Financial liabilities	0	0
1 to 2 years [Member] | Amount due to related parties [Member]
Financial liabilities	10,177	0
Over 2 years [Member]
Financial liabilities	32,496	56,354
Over 2 years [Member] | Bank borrowings [Member]
Financial liabilities		0
Over 2 years [Member] | Derivative financial instruments [Member]
Financial liabilities	32,496	46,179
Over 2 years [Member] | Trade and other payables [Member]
Financial liabilities	0	0
Over 2 years [Member] | Amount due to related parties [Member]
Financial liabilities	0	10,175
Non-interest bearing [Member]
Financial liabilities	207,442	210,422
Non-interest bearing [Member] | Bank borrowings [Member]
Financial liabilities		0
Non-interest bearing [Member] | Derivative financial instruments [Member]
Financial liabilities	3,122	1,211
Non-interest bearing [Member] | Trade and other payables [Member]
Financial liabilities	200,654	205,279
Non-interest bearing [Member] | Amount due to related parties [Member]
Financial liabilities	$ 3,666	$ 3,932